Summary of Significant Accounting Policies - Schedule of Reconciliation of Fair Value of liabilities Measured Recurring Basis (Details) (USD $)	6 Months Ended
Jun. 30, 2014
Stock Appreciation Rights Plan A [Member]
Balance	$ 58,999
Equity credits forfeited
Balance	58,999
Equity Credits Issued [Member]
Balance	25,079
Equity credits forfeited	(13,706)
Balance	$ 11,373